Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Class A Ordinary shares [1]	Class B Ordinary shares		Preferred shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2020		$ 1	[1]		$ 833		$ 9,281	$ 2,187	$ 12,302
Balance (in Shares) at Dec. 31, 2020	15,790	26,316	[1]
Net income			[1]				4,921		4,921
Foreign currency translation adjustment			[1]					(869)	(869)
Appropriation to statutory reserve			[1]			1,646	(1,646)
Balance at Dec. 31, 2021		$ 1	[1]		833	1,646	12,556	1,318	16,354
Balance (in Shares) at Dec. 31, 2021	15,790	26,316	[1]
Net income			[1]				7,241		7,241
Foreign currency translation adjustment			[1]					1,468	1,468
Appropriation to statutory reserve			[1]			478	(478)
Balance at Dec. 31, 2022		$ 1	[1]		833	2,124	19,319	2,786	25,063
Balance (in Shares) at Dec. 31, 2022	15,790	26,316	[1]
Net income			[1]				7,774		7,774
Foreign currency translation adjustment			[1]					274	274
Appropriation to statutory reserve			[1]			1,069	(1,069)
Balance at Dec. 31, 2023		$ 1	[1]		$ 833	$ 3,193	$ 26,024	$ 3,060	$ 33,111
Balance (in Shares) at Dec. 31, 2023	15,790	26,316

[1]	The amounts of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.